Commitments and Contingencies (Schedule of Operating Lease Maturity) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies [Abstract]
2025	$ 50
2026	39
2027	34
2028	29
2029	20
Thereafter	111
Total undiscounted lease payments	283
Less imputed interest	(49)
Total future minimum lease payments	$ 234	$ 147
Operating lease, not yet commenced, term	10 years
2025	$ 1
2026	1
2027	1
2028	1
2029	1
thereafter	$ 7